LIABILITIES AND DEBT - Venture Debt (Details) - USD ($)			1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 16, 2021	Sep. 29, 2021	Feb. 28, 2022	Jul. 31, 2021	May 31, 2021	Mar. 31, 2017	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 29, 2022	Jun. 30, 2022
Line of Credit Facility
Gross proceeds received									$ 237,500		$ 2,779,910	$ 1,701,044
Gross loan												1,459,211
Warrants granted				3,550	319
Warrants value				$ 1,622,350	$ 145,696
Interest expense	$ 427,700										$ 825,219	$ 770,277
Interest expense and effective interest rate											13.70%	14.60%
Outstanding principal amount of debt converted									1,432,979
Common stock warrants
Line of Credit Facility
Warrants granted												4,935
Warrants and rights outstanding term												10 years
Warrants value												$ 184,191
Note Warrant
Line of Credit Facility
Percentage diluted capitalization													1.00%
Principal loaned under the agreement													1.358%
Principal loaned under the agreement													$ 1,000,000
Loan fees and discounts from warrants were amortized to interest expense											$ 147,389	241,878
Loan fees and discounts from warrants unamortized balance											0	147,389
Venture Debt
Line of Credit Facility
Interest expense							$ 191,152	$ 189,096	573,455	$ 591,123
Interest expense and effective interest rate							12.20%	13.40%
Venture Debt | Black Oak SPA
Line of Credit Facility
Outstanding principal amount of debt converted		$ 6,251,755
Accrued interest							$ 269,880		269,880					$ 48,245
Venture Debt | Note Warrant
Line of Credit Facility
Loan fees and discounts from warrants were amortized to interest expense									12,500	$ 147,389
Loan fees and discounts from warrants unamortized balance									$ 0
Venture Debt | Secured Debt
Line of Credit Facility
Gross proceeds received			$ 237,500
Maximum borrowing capacity						$ 4,000,000
Amended Venture Debt | Secured Debt
Line of Credit Facility
Loan fees			$ 12,500
Gross loan											$ 6,001,755	$ 6,001,755			$ 6,251,755
Maximum borrowing capacity						$ 6,000,000
Loan bears interest rate						12.50%
Compounded monthly fees						$ 5,000
Amended Venture Debt | Secured Debt | Follow-On Public Offering
Line of Credit Facility
Line of credit facility, frequency of payments						$3,000,000
Line of credit facility days						5 days
Amended Venture Debt | Secured Debt | Secondary Follow-On Public Offering Prior To September 30 2021
Line of Credit Facility
Loan payment						$ 3,000,000
Line of credit facility days						5 days
Amended Venture Debt | Secured Debt | Secondary Follow-On Public Offering After September 30 2021
Line of Credit Facility
Loan payment						$ 300,000